Hedge accounting - Summary of detailed information about ineffectiveness in relation to the fair value hedging (Detail) mo in Thousands, Unit_pure in Thousands, R$ in Thousands	9 Months Ended
	Sep. 30, 2020 BRL (R$) mo	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Hedge instrument, Nominal amount	1,555,227	248,896
Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge instrument, Nominal amount | mo	1,159,250
Hedged item, Book value of liabilities	R$ 1,142,457
Hedge instrument, Variation in the amounts used to calculate hedge ineffectiveness	(51,361)
Hedged item, Variation in value recognized in income	R$ 51,787
Interest rate risk [member] | Futures contract [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge instrument, Nominal amount	1,159,250
Hedged item, Book value of liabilities	R$ 51,361
Hedge instrument, Variation in the amounts used to calculate hedge ineffectiveness	(51,361)
Hedged item, Variation in value recognized in income	R$ 427